ACQUISITIONS AND DROP DOWN TRANSACTIONS - Summit Utica (Details) $ in Millions	Dec. 15, 2014 USD ($)
Principal Owner | Utica Shale Play
Business Acquisition [Line Items]
Purchase price	$ 25.2